PRINCIPAL SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
Schedule of subsidiaries
Summarized statement of financial position

	Wassa		Prestea
	As of December 31,		As of December 31,
	2018	2017	2018	2017
Non-controlling interest percentage	10%	10%	10%	10%

Current assets	$129,656	$94,760	$13,633	$25,023
Current liabilities	150,404	160,725	1,152,156	1,058,732
	(20,748)	(65,965)	(1,138,523)	(1,033,709)
Non-current assets	141,262	138,416	134,090	131,245
Non-current liabilities	42,588	25,016	62,737	76,373
	98,674	113,400	71,353	54,872
Net assets/(liabilities)	77,926	47,435	(1,067,170)	(978,837)

Non-controlling interest	$15,605	$12,562	$(87,578)	$(78,587)
Summarized income statement

	Wassa		Prestea
	For the years ended December 31,		For the years ended December 31,
	2018	2017	2018	2017
Revenue	$190,016	$156,908	$93,134	$138,295
Net income/(loss) and comprehensive income/(loss)	30,491	16,924	(88,332)	4,619
Summarized cash flows

	Wassa		Prestea
	For the years ended December 31,		For the years ended December 31,
	2018	2017	2018	2017
Cash flows provided by/(used in) operating activities	57,897	27,486	(77,115)	3,505
Cash flows used in investing activities	(34,984)	(21,744)	(11,956)	(43,616)
Cash flows (used in)/provided by financing activities	(31,112)	7,468	85,581	42,078